SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
A summary of the Company's option activity related to options and restricted stock units ("RSUs") granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2018
	Number	Weighted average exercise price (in $)		Weighted average remaining contractual life (in years) (1)	Aggregate intrinsic value ($ in thousands)

Options and RSUs outstanding at beginning of period	252,695	46.32	(2)	7.11	(3)
Options granted	4,786	10.44
RSUs granted	-	-
Options exercised	-	-
RSUs vested	(3,218)	-
RSUs forfeited	(19,201)	-
Options forfeited	(96,333)	48.44

Options and RSUs outstanding at end of period	138,729	42.99	(2)	6.08	(3)

Options exercisable at end of period	99,570	46.50		5.06	(3)

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

(2)	Based on 116,659 outstanding options at June 30, 2018.

(3)	The aforementioned options are out of the money.